UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 44.1%
Deutsche Core Equity Fund "Institutional" (a)	139,190	3,641,222
Deutsche EAFE Equity Index Fund "Institutional" (a)	3,530,824	21,855,801
Deutsche European Equity Fund "Institutional"* (a)	371,474	4,275,670
Deutsche Global Growth Fund "Institutional" (a)	379,470	12,249,280
Deutsche Global Small Cap Fund "Institutional" (a)	80,850	3,182,244
Total Equity - Equity Funds (Cost $41,171,041)		45,204,217
Equity - Exchange-Traded Funds 11.2%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF (b)	117,113	3,597,711
iShares MSCI Japan ETF	34,203	1,822,678
iShares MSCI Pacific ex Japan ETF	58,567	2,590,419
Vanguard FTSE Developed Markets ETF	82,126	3,411,514
Total Equity - Exchange-Traded Funds (Cost $10,048,126)		11,422,322
Fixed Income - Bond Funds 24.8%
Deutsche Core Plus Income Fund "Institutional" (a)	547,855	5,905,882
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	53,208	593,266
Deutsche Enhanced Global Bond Fund "S" (a)	212,466	1,954,687
Deutsche Global High Income Fund "Institutional" (a)	1,022,571	7,025,061
Deutsche Global Inflation Fund "Institutional"* (a)	503,312	5,123,713
Deutsche High Income Fund "Institutional" (a)	90,313	432,600
Deutsche U.S. Bond Index Fund "Institutional" (a)	453,148	4,327,567
Total Fixed Income - Bond Funds (Cost $24,741,037)		25,362,776
Fixed Income - Exchange-Traded Funds 11.5%
iShares Core U.S. Aggregate Bond ETF	61,900	6,794,144
VanEck Vectors JPMorgan EM Local Currency Bond ETF	263,997	4,984,263
Total Fixed Income - Exchange-Traded Funds (Cost $11,943,992)		11,778,407
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.4%
U.S. Treasury Bills:
0.56% **, 6/1/2017 (c)	3,382,000	3,382,000
0.59% **, 8/10/2017 (c)	114,000	113,797
Total Short-Term U.S. Treasury Obligations (Cost $3,495,869)		3,495,797
	Shares	Value ($)
Fixed Income - Money Market Fund 3.7%
Deutsche Central Cash Management Government Fund, 0.85% (a) (d) (Cost $3,835,073)	3,835,073	3,835,073
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $95,235,138) †	98.7	101,098,592
Other Assets and Liabilities, Net	1.3	1,371,790
Net Assets	100.0	102,470,382

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $95,715,513. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,383,079. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,433,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,050,559.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	At May 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
EM: Emerging Markets
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
At May 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Mini MSCI Emerging Market Index	USD	6/16/2017	60	3,011,400	100,719
MSCI EAFE Mini Index	USD	6/16/2017	28	2,640,260	192,991
S&P 500 E-Mini Index	USD	6/16/2017	25	3,013,875	59,951
Total unrealized appreciation					353,661

Currency Abbreviation

USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2017 is as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2017
Deutsche Core Equity Fund	3,269,193	217,615	76,200	1,805	34,766	182,849	3,641,222
Deutsche Core Plus Income Fund	5,946,616	123,273	126,100	(2,955)	123,273	—	5,905,882
Deutsche EAFE Equity Index Fund	19,464,983	2,175,246	444,500	(14,561)	738,925	1,436,321	21,855,801
Deutsche Enhanced Commodity Strategy Fund	610,721	42,491	13,200	(3,429)	42,491	—	593,266
Deutsche Enhanced Global Bond Fund	1,984,849	35,076	42,100	(662)	35,076	—	1,954,687
Deutsche European Equity Fund	4,130,566	—	585,400	(65,956)	—	—	4,275,670
Deutsche Global Growth Fund	11,131,883	18,463	249,900	10,392	18,463	—	12,249,280
Deutsche Global High Income Fund	6,750,611	259,372	149,300	1,081	260,284	—	7,025,061
Deutsche Global Inflation Fund	5,270,671	—	110,200	(1,090)	—	—	5,123,713
Deutsche Global Small Cap Fund	2,958,209	210,055	66,200	(15,326)	—	210,055	3,182,244
Deutsche High Income Fund	414,903	17,810	9,200	67	17,810	—	432,600
Deutsche U.S. Bond Index Fund	4,453,244	111,927	92,700	(2,021)	89,356	22,760	4,327,567
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	3,135,057	—	74,023	10,522	3,987	—	3,597,711
Central Cash Management Government Fund	7,535,255	12,348,204	16,048,386	—	23,779	—	3,835,073
Total	77,056,761	15,559,532	18,087,409	(82,133)	1,388,210	1,851,985	77,999,777

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$45,204,217	$—	$—	$45,204,217
Equity - Exchange-Traded Funds	11,422,322	—	—	11,422,322
Fixed Income - Bond Funds	25,362,776	—	—	25,362,776
Fixed Income - Exchange-Traded Funds	11,778,407	—	—	11,778,407
Short-Term U.S. Treasury Obligations	—	3,495,797	—	3,495,797
Money Market Fund	3,835,073	—	—	3,835,073
Derivatives (e)
Futures Contracts	353,661	—	—	353,661
Total	$97,956,456	$3,495,797	$—	$101,452,253

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 353,661

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Global Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017